1933 Act No. 33-83100
                                                          1940 Act No. 811-08716

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]
        Pre-Effective Amendment No.                             [ ]
        Post-Effective Amendment No. 26                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
        Amendment No. 29                                        [X]

                        EVERGREEN VARIABLE ANNUITY TRUST
               (Exact Name of Registrant as Specified in Charter)

             200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                        (Registrant's Telephone Number)

                         The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective:
[X]     immediately upon filing pursuant to paragraph (b)
[ ]     on (date) pursuant to paragraph (b)
[ ]     60 days after filing pursuant to paragraph (a)(1)
[ ]     on (date) pursuant to paragraph (a)(1)
[ ]     75 days after filing pursuant to paragraph (a)(2)
[ ]     on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ]     this post-effective amendment designates a new effective
        date for a previously filed post-effective amendment
[ ]     60 days after filing pursuant to paragraph (a)(1)
[ ]     on (date) pursuant to paragraph (a)(1)

Part B of this Registration Statement contained in Post-Effective Amendment No. 23 to Registration Number 33-83100/811-08716 is incorporated by reference herein.

                        EVERGREEN VARIABLE ANNUITY TRUST

                                  CONTENTS OF
                         POST-EFFECTIVE AMENDMENT NO. 26
                                       TO
                             REGISTRATION STATEMENT

         This Post-Effective Amendment No. 26 to Registrant's Registration Statement No. 33-83100/811-08716 consists of the following pages, items of information and documents:

                                The Facing Sheet

                               The Contents Page


                                     PART A
                                     ------

     Prospectus for Class 2 for the following funds: Evergreen VA Blue Chip Fund, Evergreen VA Capital Growth Fund, Evergreen VA Equity Index Fund,
                   Evergreen VA Fund, Evergreen VA Foundation
  Fund, Evergreen VA Global Leaders Fund, Evergreen VA Growth and Income Fund,
      Evergreen VA Growth Fund, Evergreen VA High Income Fund, Evergreen VA International Growth Fund, Evergreen VA Masters Fund, Evergreen VA Omega Fund,
     Evergreen VA Small Cap Value Fund, Evergreen VA Special Equity Fund and
                       Evergreen VA Strategic Income Fund is contained herein.

Prospectus for Evergreen Offit VA Emerging Markets Bond Fund and Evergreen Offit VA U.S. Government Securities Fund contained in Post-Effective Amendment No.
    25 to Registration Statement No. filed on July 3, 2002 is incorporated by reference.

Prospectus for Evergreen VA Core Bond Fund contained in Post-Effective Amendment No. 24 to Registration Statement No. 33-83100/811-08716 filed on May 10, 2002 is incorporated by reference herein.

       Prospectus for Class L Shares of Evergreen VA Capital Growth Fund, contained in Post-Effective Amendment No. 23 to Registration Statement No.
 33-83100/811-08716 filed on April 30, 2002 is incorporated by reference herein.

        Prospectus for the following funds contained in Post-Effective Amendment No. 23 to Registration Statement No. 33-83100/811-08716 filed on April 30, 2002 is incorporated by reference herein: Evergreen VA Blue Chip
     Fund, Evergreen VA Capital Growth Fund, Evergreen VA Equity Index Fund,
                   Evergreen VA Fund, Evergreen VA Foundation
  Fund, Evergreen VA Global Leaders Fund, Evergreen VA Growth and Income Fund,
      Evergreen VA Growth Fund, Evergreen VA High Income Fund, Evergreen VA International Growth Fund, Evergreen VA Masters Fund, Evergreen VA Omega Fund,
     Evergreen VA Small Cap Value Fund, Evergreen VA Special Equity Fund and
                       Evergreen VA Strategic Income Fund.


                                     PART B
                                     ------

Statement of Additional Information for Evergreen Offit VA Emerging Markets Bond
    Fund and Evergreen Offit VA U.S. Government Securities Fund contained in Post-Effective Amendment No. 25 to Registration Statement No. 33-83100/811-08716 filed on July 3, 2002 is incorporated by reference herein

Statement of Additional Information for Evergreen VA Core Bond Fund contained in Post-Effective Amendment No. 24 to Registration Statement No. 33-83100/811-08716
           filed on May 10, 2002 is incorporated by reference herein

           Statement of Additional Information for the following funds contained in Post-Effective Amendment No. 23 to Registration Statement No. 33-83100/811-08716 filed on April 30, 2002 is incorporated by reference: Evergreen VA Blue Chip Fund, Evergreen VA Capital Growth Fund, Evergreen VA Equity Index Fund, Evergreen VA Fund, Evergreen VA
   Foundation Fund, Evergreen VA Global Leaders Fund, Evergreen VA Growth and
     Income Fund, Evergreen VA Growth Fund, Evergreen VA High Income Fund, Evergreen VA International Growth Fund, Evergreen VA Masters Fund, Evergreen
 VA Omega Fund, Evergreen VA Small Cap Value Fund, Evergreen VA Special Equity
                  Fund and Evergreen VA Strategic Income Fund.


                                     PART C
                                     ------

                              Financial Statements

                                    Exhibits

                        Number of Holders of Securities

                                Indemnification

              Business and Other Connections of Investment Adviser

                             Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                        EVERGREEN VARIABLE ANNUITY TRUST

                                     PART A

                                   PROSPECTUS

     Evergreen

  ------------------------------------------
    Prospectus, May 1 2002, as amended July

                                   12, 2002

  ------------------------------------------


Evergreen Variable Annuity Funds


Evergreen VA Blue Chip Fund
Evergreen VA Capital Growth Fund
Evergreen VA Equity Index Fund
Evergreen VA Foundation Fund
Evergreen VA Fund
Evergreen VA Global Leaders Fund
Evergreen VA Growth Fund
Evergreen VA Growth and Income Fund
Evergreen VA High Income Fund
Evergreen VA International Growth Fund
Evergreen VA Masters Fund
Evergreen VA Omega Fund
Evergreen VA Small Cap Value Fund
Evergreen VA Special Equity Fund
Evergreen VA Strategic Income Fund

Class 2 (formerly Class L shares)

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks                           2

Evergreen VA Blue Chip Fund                      4

Evergreen VA Capital Growth Fund                 6

Evergreen VA Equity Index Fund                   8

Evergreen VA Foundation Fund                    10

Evergreen VA Fund                               12

Evergreen VA Global Leaders Fund                14

Evergreen VA Growth and Income Fund             16

Evergreen VA Growth Fund                        18

Evergreen VA High Income Fund                   20

Evergreen VA International Growth Fund          22

Evergreen VA Masters Fund                       24

Evergreen VA Omega Fund                         26

Evergreen VA Small Cap Value Fund               28

Evergreen VA Special Equity Fund                30

Evergreen VA Strategic Income Fund              32

GENERAL INFORMATION:

The Funds' Investment Advisor                   34

The Funds' Sub-Advisors                         34

The Funds' Portfolio Managers                   35

Calculating the Share Price                     36

Participating Insurance Companies               36

How to Buy and Redeem Shares                    36

Other Services                                  37

The Tax Consequences of

  Investing in the Funds                        37

Fees and Expenses of the Funds                  37

Financial Highlights                            38

Other Fund Practices                            39

In general, the Funds included in this prospectus provide investors with a selection of investment alternatives which seek capital growth, income and diversification. Shares of the Funds are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies. For further information about these contracts and policies, please see the separate prospectuses issued by the participating life insurance companies.

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

Investment Goal

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

Investment Strategy

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

Risk Factors

What are the specific risks for an investor in the Fund?

Performance

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

                             overview of fund risks

Variable
Annuity Funds

Shares of the Funds are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies. Shares of the Fund may be purchased through a variable annuity contract or variable life insurance policy by placing an order with your participating insurance company. For more information about these Funds and the other funds offered in the Evergreen funds family, please call 1.800.847.5397.

The Funds offered in this prospectus follow various investment strategies and focus their investments on a variety of securities. The Funds typically rely on the following basic strategies, selling a portfolio investment: (i) when the issuers' investment fundamentals begin to deteriorate; (ii) when the investment reaches or exceeds the portfolio managers' targeted value; (iii) to take advantage of more attractive investment opportunities; (ivi) when the investment no longer appears to meet the Fund's investment objective; (v) when the Fund must meet redemptions; or (vi) for other investment reasons which the portfolio managers deem necessary.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Each Fund may temporarily invest up to 100% of its assets in high quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds' principal investment strategies and investment goals and, if employed, could result in a lower return and potential loss of market opportunity.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:
o  not guaranteed to achieve its investment goal
o  not a deposit with a bank
o not insured,  endorsed or  guaranteed by the FDIC or any  government  agency o
subject  to  investment  risks,   including   possible  loss  of  your  original
investment.

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Stock Market Risk

Your investment in a Fund will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the dividend yield, total return earned on and value of your investment would likely decline. Even if general economic conditions do not change, the value of, dividend yield and total return earned on your investment could decline if the particular industries, companies or sectors in which the Fund invests do not perform well.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

Investment Style Risk

Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Growth-oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value-oriented funds will typically underperform when growth investing is in favor.

Interest Rate Risk

If interest rates go up, the value of debt investments and certain dividend paying stocks tends to fall. If a Fund invests a significant portion of its portfolio in debt investments or stocks purchased primarily for dividend income, and interest rates rise, then the value of your investment may decline. If interest rates go down, interest earned by a Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt investment held by a Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. If a Fund invests in debt securities, then the value of your investment may decline if an issuer fails to pay an obligation on a timely basis. A Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements or dollar rolls, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

Foreign Investment Risk

 If a Fund invests in non-U.S. securities it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which a Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. In addition, if the value of any foreign currency in which a Fund's investments are denominated declines relative to the U.S. dollar, the dividend yield, total return earned on and the value of your investment in a Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

FUND FACTS:

Goal:

o        Capital Growth

Principal Investment:

o        Large-Cap U.S. Common Stocks

Class of Shares Offered in this Prospectus:
o        Class 2

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Portfolio Managers:

o        By Team

Dividend Payment Schedule:

o        Annually

VA Blue Chip Fund

investment Goal

The Fund seeks capital growth with the potential for income.

investment Strategy

The Fund normally invests at least 80% of its assets in "blue chip" stocks. Blue chip stocks are the common stocks of well-established, large U.S. companies with a long history of performance, typically recognizable names representing a broad range of industries. The market capitalization of the stocks selected will be within the range tracked by the S&P 500 Index, at the time of purchase. In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the S&P 500 Index. The remaining 20% of the Fund's assets may be represented by cash or invested in various cash equivalents.

Buy and sell decisions are based primarily on fundamental analysis to identify companies with leading positions within their industry, solid management and strategies, and a trend of stable or accelerating profits. The portfolio managers look for factors that could trigger a rise in price such as new products or markets or positive changes in corporate structure or market perception. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both growth- and value-oriented equity securities. "Growth" securities are securities of companies which the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth. "Value" securities are securities that the Fund's portfolio managers believe are undervalued on a price-to-earnings and price-to-assets methodology.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 1 shares of the Fund in each calendar year since the Class 1 shares' inception on 4/27/2000. It should give you a general idea of the risks of investing in the Fund. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 1 Shares (%)1

2001
-16.61

Best Quarter:        4th Quarter 2001       +9.76%1
Worst Quarter:       1st Quarter 2001       -14.19%1

The next table lists the Fund's average annual total return for Class 1over the past year and since inception . This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500), an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2001) 1
                                                  Performance
            Inception                             Since
              Date      1 year   5 year  10 year  Inception
           04/27/2000   -16.61%   N/A      N/A     -15.86%
Class 1
S&P 500                 -11.87%   N/A      N/A     -12.05%

1 Since Class 2 has no previous operating history, the performance shown is for Class 1, which is not offered in this prospectus. The performance of Class 2 would differ only to the extent that the classes do not have the same expenses or sales charges. The returns shown above do not include the effects of Rule 12b-1 fees, as Class 1 does not pay Rule 12b-1 fees. The 12b-1 fees are 0.25% for Class 2. If Class 2 had been in existence for the periods presented above, its returns would have been lower.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are estimated based Fund's fiscal year ending 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


                 Management                        Total
                    Fees                           Fund
                              12b-1      Other     Operating
                               Fees    Expenses    Expenses

    Class 2         0.61%     0.25%      0.36%       1.22%


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:            Class 2
1 year           $124
3 years          $387
5 years          $670
10 years         $1,477

FUND FACTS:

Goal:

o        Long-Term Capital Growth

Principal Investment:

o        Large-Cap U.S. Common Stocks

Class of Shares Offered in this Prospectus:
o        Class 2

Investment Advisor:

o         Evergreen Investment Management Company, LLC

Sub-Advisor:

o        Pilgrim Baxter Value Investors, Inc.

Portfolio Managers:

o        By Team

Dividend Payment Schedule:

o        Annually

 VA Capital Growth Fund

investment Goal

The Fund seeks long-term capital growth.

investment Strategy

The Fund seeks to achieve its goal by investing primarily in common stocks of large U.S. companies which the portfolio managers believe have the potential for capital growth over the intermediate- and long-term. The stocks selected will be those of companies whose market capitalization falls within the range tracked by the S&P 500 Index, at the time of purchase. In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the S&P 500 Index. The Fund may also invest without limit in preferred stocks, convertible securities and any other securities that the portfolio managers believe may permit the Fund to achieve its investment goal. The Fund's portfolio managers select stocks using a "growth-at-a-reasonable-price" method. This style of diversified equity management is best defined as a blend between growth and value stocks. "Growth" stocks are stocks of companies which the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth. "Value" stocks are stocks of companies which the Fund's portfolio managers believe are undervalued.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 1 of the Fund in each calendar year since the Class 1 shares' inception on 3/3/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 1 Shares (%)

1999                 2000       2001
6.50                 17.69      -12.95

Best Quarter:         2nd Quarter 1999      +10.24%
Worst Quarter:        3rd Quarter 2001      -13.50%


The next table lists the Fund's average annual total return for Class 2 shares over the past year and since inception (through 12/31/2001). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500) and the Russell 1000(R) Value Index (Russell 1000 Value). The S&P 500 is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. The Russell 1000 Value is an unmanaged, market capitalization-weighted index measuring the performance of those Russell 1000 companies with lower price-to-book ratio and lower forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2001) 1

                                                  Performance
            Inception                             Since
              Date      1 year   5 year  10 year  Inception
           03/03/1998   -12.95%   N/A      N/A      4.54%
Class 2
S&P 500                 -11.87%   N/A      N/A      3.72%
Russell 1000 Value      -5.59%    N/A      N/A      4.68%

1. Historical performance shown for Class 2 shares prior to its inception is based on the performance of Class 1 shares, the original class offered. These historical returns and average annual total returns for Class 2 shares have not been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class 2 shares. Class 1 shares do not pay 12b-1 fees. If these fees had been reflected, returns would have been lower.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are estimated based on the Fund's fiscal year ending 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


               Management                         Total
                  Fees                            Fund
                                        Other     Operating
                            12b-1Fees   Expenses   Expenses
                 0.80%                   0.24%      1.29%2
Class 2                     0.25%

2. From time to time, certain of the Fund's fees and expenses may be reduced or waived in order to reduce expense ratios. These waivers or reimbursements may cease at any time. The Annual Fund Operating Expenses do not reflect 12b-1 fee waivers for Class 2. Including 12b-1 fee waivers, Total Fund Operating Expenses were 1.13% for Class 2 shares. The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:         Class 2
1 year         $131
3 years        $409
5 years        $708
10 years       $1,556

FUND FACTS:

Goal:

o        Price and Yield Performance Comparable to the S&P 500 Index

Principal Investment:

o        Equity Securities listed on the S&P 500 Index

Class of Shares Offered in this Prospectus:
o        Class 2

Investment Advisor:

o         Evergreen Investment Management Company, LLC

Portfolio Managers:

o        By Team

Dividend Payment Schedule:

o        Annually

VA Equity Index Fund

investment Goal

The Fund seeks investment results that achieve price and yield performance similar to the S&P 500 Index.

investment Strategy

The Fund invests substantially all of its assets in equity securities that represent a composite of the S&P 500 Index. The correlation between the performance of the Fund and the S&P 500 Index is expected to be, before expenses, 0.98 or higher. The Fund's portfolio managers use computer models that closely monitor the composition of the S&P 500 Index. The S&P 500 Index is an unmanaged index of 500 common stocks chosen by Standard & Poor's Ratings Services to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. To replicate the performance of the S&P 500 Index, the Fund's portfolio managers use a passive management approach and invest in substantially all of the stocks comprising the S&P 500 Index.

The Fund intends to sell a portfolio investment when it is removed from the S&P 500 Index and when the Fund must meet redemptions.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

The Fund is also subject to index fund risk. The Fund is not actively managed and invests in securities included in the S&P 500 Index regardless of their investment merit. Therefore, the Fund cannot modify its investment strategy to respond to changes in the economy and may be particularly susceptible to a general decline in the U.S. or global stock market segment relating to the S&P 500 Index. Although the Fund's modeling techniques are intended to produce performance that approximates that of the S&P 500 Index (before expenses), there can be no assurance that these techniques will reduce "tracking error", the difference between the Fund's investment results (before expenses) and the S&P 500 Index. Tracking error may arise as a result of brokerage costs, fees and operating expenses.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 1 shares of the Fund in each calendar year since the Class 1 shares' inception on 9/29/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to -year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 1 Shares (%)1

2000         2001
-9.11        -11.97

Best Quarter:           1st Quarter 2000      +2.18%1
Worst Quarter:          3rd Quarter 2001      -14.67%1

The next table lists the Fund's average annual total return for Class 1 over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500), which is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2001) 1

                                                  Performance
            Inception              5              Since
               Date       1 year   year  10 year  Inception
            09/29/1999   -11.97%   N/A     N/A      -3.45%
Class 1
S&P 500                  -11.87%   N/A     N/A      -3.63%

1. Since Class 2 has no previous operating history, the performance shown is for Class 1, which is not offered in this prospectus. The performance of Class 2 would differ only to the extent that the classes do not have the same expenses or sales charges. The returns shown above do not include the effects of Rule 12b-1 fees, as Class 1 does not pay Rule 12b-1 fees. The 12b-1 fees are 0.25% for Class 2. If Class 2 had been in existence for the periods presented above, its returns would have been lower.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are estimated based on the Fund's fiscal year ending 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


                 Management                         Total
                    Fees                            Fund
                                         Other      Operating
                              12b-1Fees  Expenses   Expenses2
                   0.32%                   0.22%      0.79%
   Class 2                      0.25%

2. From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers. Including current fee waivers , Total Fund Operating Expenses are estimated to be 0.55%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:          Class 2
1 year          $81
3 years         $252
5 years         $439
10 years        $978

FUND FACTS:

Goals:

o        Capital Growth
o        Current Income

Principal Investments:

o        Common and Preferred Stocks
o        U.S. Treasury and Agency Obligations
o        Investment Grade Debt Securities

Class of Shares Offered in this Prospectus:
o        Class 2

Investment Advisor:

o         Evergreen Investment Management Company, LLC

Sub-Advisor:

o        Tattersall Advisory Group, Inc.

Portfolio Managers:

o        By Team

Dividend Payment Schedule:

o        Annually

VA Foundation Fund

investment Goal

 The Fund seeks capital growth and current income.

investment Strategy

The Fund invests in a combination of equity and debt securities. Under normal conditions, the Fund will invest at least 25% of its assets in debt securities and the remainder in equity securities.

The equity securities that the Fund invests in will primarily consist of common stocks, preferred stocks and securities convertible or exchangeable for common stocks of large U.S. companies (i.e., companies whose market capitalization falls within the range tracked by the Russell 1000(R) Index, at the time of purchase). In addition, the equity portion of the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 1000(R) Index.

The Fund's portfolio managers use a diversified equity style of management, best defined as a blend between growth and value stocks. "Growth" stocks are stocks of companies which the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth. "Value" stocks are stocks of companies which the Fund's portfolio managers believe are undervalued. The portfolio managers look for factors that could trigger a rise in price such as new products or markets or positive changes in corporate structure or market perception. The Fund's investment in equity securities will be on the basis of the potential for capital growth.

The Fund normally invests substantially all of the fixed income portion in dollar-denominated investment grade debt securities, including debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government, corporate bonds, mortgage-backed securities, asset-backed securities, and other income producing securities. The Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it. The Fund maintains a bias toward corporate and mortgage-backed securities in order to capture higher levels of income. The Fund expects duration to provide a better measure of interest rate sensitivity than maturity. Accordingly, the Fund intends to limit duration to a two-year minimum and a six-year maximum while the weighted average maturity is expected to be longer than the weighted average duration.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Interest Rate Risk
o        Credit Risk


The Fund is subject to the risks associated with investing in mortgage-backed and asset-backed securities. Like other debt securities, changes in interest rates generally affect the value of mortgage-backed securities and other asset-backed securities. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates. Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment of mortgages may expose the Fund to a lower rate of return when it reinvests the principal. Prepayment risks in mortgage-backed securities tend to increase during periods of declining interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Early repayment of mortgages underlying these securities may expose the Fund to a lower rate of return when it reinvests the principal.

For further information regarding the fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 1 shares of the Fund in each calendar year since the Class 1 shares' inception on 3/1/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 1 Shares (%)1

1997          1998        1999        2000        2001
27.80         10.56       10.64       -4.93       -8.57

Best Quarter:            2nd Quarter 1997       +13.26%1
Worst Quarter:            1st Quarter 2001      -8.83%1

The next table lists the Fund's average annual total return for Class 1 over the past one and five years and since inception . This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500, Lehman Brothers Aggregate Bond Index (LBABI) and the Russell 1000(R) Index (Russell 1000). The S&P 500 is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. The LBABI is an unmanaged fixed income index covering the U.S. investment grade fixed-rate bond market, including U.S. Government and U.S. Government agency securities, corporate securities and asset-backed securities. The Russell 1000 is an index which measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/2001) 1

                                                  Performance
             Inception                     10     Since
                Date      1 year   5 year  year   Inception
             03/01/1996  -8.57%    6.34%   N/A    8.01%
Class 1
S&P 500                  -11.87%   10.70%  N/A    12.22%
Russell                  -12.45%   10.50%  N/A    11.79%
LBABI                    8.44%     7.43%   N/A    7.19%

1. Since Class 2 has no previous operating history, the performance shown is for Class 1, which is not offered in this prospectus. The performance of Class 2 would differ only to the extent that the classes do not have the same expenses or sales charges. The returns shown above do not include the effects of Rule 12b-1 fees, as Class 1 does not pay Rule 12b-1 fees. The 12b-1 fees are 0.25% for Class 2. If Class 2 had been in existence for the periods presented above, its returns would have been lower.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are estimated based on the Fund's fiscal year ending 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

               Management                         Total
                  Fees                            Fund
                                        Other     Operating
                            12b-1Fees   Expenses   Expenses
  Class 2        0.75%        0.25%      0.18%      1.18%

The table below shows the total expenses you would pay on a $10,000 investment over one- three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES
After:            Class 2
1 year             $120
3 years            $375
5 years            $649
10 years           $1,432

FUND FACTS:

Goal:

o        Long-Term Capital Growth

Principal Investment:

o        Large-Cap U.S. Common Stocks

Class of Shares Offered in this Prospectus:
o        Class 2

Investment Advisor:

o         Evergreen Investment Management Company, LLC

Portfolio Managers:

o        By Team

Dividend Payment Schedule:

o        Annually

VA Fund

investment Goal

The Fund seeks long-term capital growth.

investment Strategy

The Fund invests primarily in the common stocks of large U.S. companies (i.e., companies whose market capitalization falls within the range tracked by the Russell 1000(R) Index, at the time of purchase). In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell(R) 1000 Index. The Fund's portfolio managers use a diversified equity style of management, best defined as a blend between growth and value stocks. "Growth" stocks are stocks of companies that the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth. "Value" stocks are stocks of companies that the Fund's portfolio managers believe are undervalued. Other equity securities in which the Fund may invest include preferred stocks and securities convertible into common stocks.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 1 shares of the Fund in each calendar year since the Class 1 shares' inception on 3/1/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 1 Shares (%)1

1997            1998        1999       2000        2001
37.16           6.44        23.03      -11.99      -17.85

Best Quarter:          4th Quarter 1998         +18.02%1
Worst Quarter:         3rd Quarter 1998         -17.20%1


The next table lists the Fund's average annual total return for Class 1 over the past one and five years and since inception . This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 and the Russell(R) 1000 Index (Russell 1000). The S&P 500 is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. The Russell is an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index. The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2001) 1

                                                   Performance
              Inception                       10    Since
                 Date      1 year    5 year   year  Inception
Class 1       03/01/1996  -17.85     5.37%    N/A    7.09%
S&P 500                   -11.87%   10.70%    N/A   12.22%
Russell 1000              -12.45%   10.50%    N/A   11.79%

1. Since Class 2 has no previous operating history, the performance shown is for Class 1, which is not offered in this prospectus. The performance of Class 2 would differ only to the extent that the classes do not have the same expenses or sales charges. The returns shown above do not include the effects of Rule 12b-1 fees, as Class 1 does not pay Rule 12b-1 fees. The 12b-1 fees are 0.25% for Class 2. If Class 2 had been in existence for the periods presented above, its returns would have been lower.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2001. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                  Total
                Management                        Fund
                  Fees                  Other     Operating
                            12b-1Fees   Expenses   Expenses
  Class 2          0.75%      0.25%       0.20%      1.20%


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:            Class 2
1 year             $122
3 years            $381
5 years            $660
10 years           $1,455

FUND FACTS:

Goal:

o        Long-Term Capital Growth

Principal Investment:

o        Equity Securities

Class of Shares Offered in this Prospectus:
o        Class 2

Investment Advisor:

o         Evergreen Investment Management Company, LLC

Portfolio Managers:

o        By Team

Dividend Payment Schedule:

o        Annually

VA Global Leaders Fund

investment Goal

The Fund seeks to provide investors with long-term capital growth.

investment Strategy

The Fund normally invests at least 65% of its assets in a diversified portfolio of equity securities of companies located in the world's major industrialized countries. The Fund will make investments in no less than three countries, which may include the U.S., but may invest more than 25% of its assets in one country. The Fund's portfolio managers will screen the largest companies in major industrialized countries and invest in what they believe are the 100 best companies. The portfolio managers' criteria for selecting securities includes high return on equity, consistent earnings growth, established market presence, and industries or sectors with significant growth prospects. The Fund's portfolio managers will review and evaluate their criteria for choosing these companies on an ongoing basis.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Foreign Investment Risk

In addition, if more than 25% of the Fund's assets is invested in one country, the value of the Fund's shares may be subject to greater fluctuation due to the lesser degree of diversification across countries.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 1 shares of the Fund in each calendar year since thee Class 1 shares' inception on 3/6/1997. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 1 Shares (%)1

1998            1999           2000            2001
18.92           24.72          -8.70           -13.42

Best Quarter:           4th Quarter 1998          +21.86%1
Worst Quarter:          3rd Quarter 1998          -14.25%1

The next table lists the Fund's average annual total return for Class 1 over the past year and since inception . This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Morgan Stanley Capital International World Free Index (MSCI World
Free), an unmanaged, broad, market capitalization-weighted performance benchmark for all developed markets in the world. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2001) 1

                                                   Performance
             Inception             5               Since
                Date      1 year   year  10 year   Inception

Class 1      03/06/1997  -13.42%   N/A     N/A       5.18%
MSCI World Free          -16.82%   N/A     N/A       5.01%

1. Since Class 2 has no previous operating history, the performance shown is for Class 1, which is not offered in this prospectus. The performance of Class 2 would differ only to the extent that the classes do not have the same expenses or sales charges. The returns shown above do not include the effects of Rule 12b-1 fees, as Class 1 does not pay Rule 12b-1 fees. The 12b-1 fees are 0.25% for Class 2. If Class 2 had been in existence for the periods presented above, its returns would have been lower.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are estimated based on the Fund's fiscal year ending 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

               Management                          Total
                                                   Fund
                  Fees                 Other       Operating
                          12b-1Fees   Expenses   Expenses2
   Class 2        0.87%     0.25%      0.28%       1.40%

2. From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are estimated to be 1.25%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:            Class 2
1 year             $143
3 years            $443
5 years            $766
10 years           $1,680

FUND FACTS:

Goals:

o        Capital Growth
o        Current Income

Principal Investment:

o        Large-Cap and Medium-Cap U.S. Common Stocks

Class of Shares Offered in this Prospectus:
o        Class 2

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Portfolio Managers:

o        By Team

Dividend Payment Schedule:

o        Annually

VA Growth and Income Fund

investment Goal

The Fund seeks capital growth in the value of its shares and current income.

investment Strategy

The Fund invests primarily in common stocks of medium- and large-sized U.S. companies (i.e., companies whose market capitalization falls within the range tracked by the Russell 1000(R) Value Index, at the time of purchase). The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value- and growth-oriented equity securities. The Fund's portfolio managers look for companies that are temporarily undervalued in the marketplace, sell at a discount to their private market values and which display certain characteristics such as earning a high return on investment and having some kind of competitive advantage in their industry. The Fund intends to seek additional income primarily by investing in convertible bonds, including below investment grade bonds, and convertible preferred stocks of any quality up to 20% of its assets. The Fund may also invest up to 25% of its assets in foreign securities.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Interest Rate Risk
o        Credit Risk
o        Foreign Investment Risk

The Fund is subject to the risks associated with investing in below investment grade bonds. These bonds are commonly referred to as "high yield" bonds or "junk" bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

 PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 1 shares of the Fund in each calendar year since Class 1 shares' inception on 3/1/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 1 Shares (%)1

1997         1998        1999         2000        2001
34.66        4.77        18.57        -0.30       -12.16

Best Quarter:       2nd Quarter 1997       +17.25%1
Worst Quarter:      3rd Quarter 2001       -18.56%1

The next table lists the Fund's average annual total return for Class 1 over the past one and five years and since inception . This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 1000(R) Value Index (Russell 1000 Value), an unmanaged market capitalization-weighted index measuring the performance of the Russell 1000 companies with low price-to-book ratios and low forecasted earnings growth rates. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest in an index.

Average Annual Total Return
(for the period ended 12/31/2001) 1
                                                   Performance
             Inception                     10      Since
                Date      1 year   5 year   year   Inception

Class 1      03/01/1996  -12.16%   7.94%   N/A     9.99%
Russell                  -5.59%    11.13%  N/A     12.47%
1000 Value

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are estimated based on the Fund's fiscal year ending 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


               Management                         Total
                                                  Fund
                  Fees                  Other     Operating
                            12b-1Fees   Expenses   Expenses

  Class 2       0.75%        0.25%      0.20%          1.20%

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES
After:
1 year             $122
3 years            $ 381
5 years            $ 660
10 years           $ 1,455

1. Since Class 2 has no previous operating history, the performance shown is for Class 1, which is not offered in this prospectus. The performance of Class 2 would differ only to the extent that the classes do not have the same expenses or sales charges. The returns shown above do not include the effects of Rule 12b-1 fees, as Class 1 does not pay Rule 12b-1 fees. The 12b-1 fees are 0.25% for Class 2. If Class 2 had been in existence for the periods presented above, its returns would have been lower.

FUND FACTS:

Goal:

o        Long-Term Capital Growth

Principal Investment:

o        Small-Cap and Medium-Cap U.S. Common Stocks

Class of Shares Offered in this Prospectus:
o        Class 2

Investment Advisor:

o         Evergreen Investment Management Company, LLC

Portfolio Managers:

o        By Team

Dividend Payment Schedule:

o        Annually

VA Growth Fund

investment Goal

The Fund seeks long-term capital growth.

investment Strategy

The Fund seeks to achieve its goal by investing at least 75% of its assets in common stocks of small- and medium-sized companies (i.e., companies whose market capitalization falls within the range tracked by the Russell 2000(R) Growth Index, at the time of purchase). The remaining portion of the Fund's assets may be invested in companies of any size. In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 2000(R) Growth Index. The Fund's portfolio managers employ a growth-style of equity management and will purchase stocks of companies which have demonstrated earnings, asset values, or growth potential which they believe are not yet reflected in the stock's market price. A key factor considered by the portfolio managers would be a company whose earnings growth is above the average earnings growth of the companies included in the Russell 2000(R) Growth Index.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 1 shares of the Fund in each calendar year since the Class 1 shares' inception on 3/3/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 1 Shares (%)1

1999               2000           2001
21.21              13.27          -6.68

Best Quarter:       4th Quarter 1999          +30.97%1
Worst Quarter:      3rd  Quarter 2001         -22.04%1

The next table lists the Fund's average annual total return for Class 1 over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 2000(R) Growth Index (Russell 2000 Growth), an unmanaged market capitalization-weighted index measuring the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2001) 1
                                                   Performance
             Inception           5                 Since
                Date     1 year  year    10 year   Inception

Class 1       03/03/1998  -6.68%  N/A    N/A        4.29%
Russell 2000 Growth       -9.23%  N/A    N/A        -1.33%

1. Since Class 2 has no previous operating history, the performance shown is for Class 1, which is not offered in this prospectus. The performance of Class 2 would differ only to the extent that the classes do not have the same expenses or sales charges. The returns shown above do not include the effects of Rule 12b-1 fees, as Class 1 does not pay Rule 12b-1 fees. The 12b-1 fees are 0.25% for Class 2. If Class 2 had been in existence for the periods presented above, its returns would have been lower.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are estimated based on the Fund's fiscal year ending 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


               Management                          Total
                  Fees                             Fund
                                       Other       Operating
                            12b-1Fees   Expenses    Expenses
   Class 2        0.70%       0.25%      0.20%       1.15%

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:            Class 2
1 year             $117
3 years            $365
5 years            $633
10 years           $1,398

FUND FACTS:

Goals:

o        High Current Income
o        Capital Growth

Principal Investment:

o        Low- and High- Rated Fixed Income Securities

Class of Shares Offered in this Prospectus:
o        Class 2

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Portfolio Managers:

o        By Team

Dividend Payment Schedule:

o        Annually

VA High Income Fund

investment Goal

The Fund seeks a high level of current income. Capital growth is a secondary objective when consistent with the objective of seeking high current income.

investment Strategy

The Fund may invest in both low- rated and high- rated fixed-income securities, including debt securities, convertible securities, and preferred stocks that are consistent with its primary investment objective of high current income. The Fund may at times hold a substantial portion of its assets in mortgage-backed and other asset-backed securities. The Fund may also invest up to 50% of its assets in foreign securities.

The Fund may invest in debt securities of any maturity. The portfolio managers will adjust the expected average life of the investments held in the Fund from time to time, depending on their assessment of relative yields and risks of securities of different maturities and their expectations of future changes in interest rates.

The Fund may invest a portion of its assets (and normally will invest at least 65% of its assets) in securities rated Baa or lower by Moody's Investors Service, Inc. (Moody's) or BBB or lower by Standard & Poor's Ratings Services (S&P) and in unrated securities determined by the portfolio manager to be of comparable quality, in an attempt to capture higher yields. The Fund may at times invest up to 10% of its assets in securities rated in the lower grades (Ca or C in the case of Moody's and CC, C or D in the case of S&P or in unrated securities determined by the portfolio manager to be of comparable quality), if the portfolio managers believe that there are prospects for an upgrade in a security's rating or a favorable conversion of a security into other securities.

The Fund seeks its secondary objective of capital growth, when consistent with its primary objective of seeking high current income, by investing in securities that may be expected to appreciate in value as a result of declines in long-term interest rates or of favorable developments affecting the business or prospects of the issuer, which may improve the issuer's financial condition and credit rating.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Interest Rate Risk
o        Credit Risk
o        Foreign Investment Risk

The Fund is subject to the risks associated with investing in below investment grade bonds. These bonds are commonly referred to as "high yield" or "junk" bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.

The  Fund  is  also  subject  to  the  risks   associated   with   investing  in
mortgage-backed securities. Like other debt securities, changes in interest rates generally affect the value of mortgage-backed securities. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates. Early repayment of mortgages underlying these securities may expose the Fund to a lower rate of return when it reinvests the principal.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

[GRAPHIC OMITTED]

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 1 shares of the Fund in each calendar year since the Class 1 shares' inception on 6/30/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year to year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 1 Shares (%)1

2000                 2001
1.31                 10.27

Best Quarter:         4th Quarter 2001            +7.07%1
Worst Quarter:        3rd Quarter 2001            -2.62%1

The next table lists the Fund's average annual total return for Class 1 over the past year and since inception . This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Merrill Lynch High Yield Master Index (MLHYMI), which provides a broad-based performance measure of the non-investment grade U.S. domestic bond market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2001) 1

                                                    Performance
             Inception             5                Since
                Date      1 year   year   10 year   Inception

Class 1      06/30/1999  10.27%    N/A    N/A       6.36%
MLHYMI                   6.20%     N/A    N/A       0.79%

1. Since Class 2 has no previous operating history, the performance shown is for Class 1, which is not offered in this prospectus. The performance of Class 2 would differ only to the extent that the classes do not have the same expenses or sales charges. The returns shown above do not include the effects of Rule 12b-1 fees, as Class 1 does not pay Rule 12b-1 fees. The 12b-1 fees are 0.25% for Class 2. If Class 2 had been in existence for the periods presented above, its returns would have been lower.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2001. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

               Management                         Total
                  Fees                            Fund
                                        Other     Operating
                            12b-1Fees   Expenses  Expenses2
  Class 2         0.70%        0.25%      0.52%      1.47%

1. From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are estimated to be1.26%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:            Class 2
1 year             $150
3 years            $465
5 years            $803
10 years           $1,757

FUND FACTS:

Goals:

o        Long-Term Capital Growth
o        Modest Income

Principal Investment:

o        Equity Securities of Non-U.S. Companies in Developed Markets

Class of Shares Offered in this Prospectus:
o        Class 2

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Portfolio Managers:

o        By Team

Dividend Payment Schedule:

o        Annually

VA International Growth Fund

investment Goal

The Fund seeks long-term capital growth and secondarily, modest income.

investmeNT Strategy

The Fund invests primarily in equity securities issued by established, quality non-U.S. companies located in countries with developed markets and may purchase securities across all market capitalizations. The Fund may also invest in emerging markets. The Fund normally invests at least 65% of its assets in the securities of companies in at least three different countries (other than the U.S.). The portfolio managers seek both growth and value opportunities. For growth investments, the portfolio managers seek, among other things, good business models, good management and growth in cash flows. For value investments, the portfolio managers seek companies that are undervalued in the marketplace compared to their assets. The Fund intends to seek modest income from dividends paid by its equity holdings. Excluding repurchase agreements, the Fund invests solely in securities of non-U.S. issuers.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Foreign Investment Risk

In addition, the Fund may also be subject to an emerging markets risk. An "emerging market" is any country considered to be emerging or developing with a relatively low gross national product, but which has the potential for rapid growth (which can lead to instability). Investing in securities of emerging countries has many risks. Emerging countries are generally small and rely heavily on international trade and could be adversely affected by the economic conditions in the countries with which they trade. There is also a possibility of a change in the political climate, nationalization, diplomatic developments (including war), and social instability. Such countries may experience high levels of inflation or deflation and currency devaluation. Investments in emerging markets are considered to be speculative.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 1 shares of the Fund in each calendar year since the Class 1 shares' inception on 8/17/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 1 Shares (%)1

1999                2000             2001
38.22               -5.06            -18.18

Best Quarter:         4th Quarter 1999         +26.01%1
Worst Quarter:        1st Quarter 2001         -12.23%1

The next table lists the Fund's average annual total return for Class 1 over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Morgan Stanley Capital International Europe, Australasia, and Far East Free Index (MSCI EAFE), an unmanaged, broad, market capitalization-weighted performance benchmark for developed market equity securities listed in Europe, Australia and the Far East. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest in an index.

Average Annual Total Return
(for the period ended 12/31/2001) 1
                                                   Performance
            Inception            5                 Since
              Date      1 year   year    10 year   Inception
Class 1   08/17/1998   -18.18%  N/A    N/A        0.24%
MSCI EAFE               -22.61%  N/A    N/A        1.36%

1. Since Class 2 has no previous operating history, the performance shown is for Class 1, which is not offered in this prospectus. The performance of Class 2 would differ only to the extent that the classes do not have the same expenses or sales charges. The returns shown above do not include the effects of Rule 12b-1 fees, as Class 1 does not pay Rule 12b-1 fees. The 12b-1 fees are 0.25% for Class 2. If Class 2 had been in existence for the periods presented above, its returns would have been lower.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are estimated based on the Fund's fiscal year ending 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


               Management                         Total
                  Fees                            Fund
                                      Other       Operating
                            12b-1Fees  Expenses   Expenses2
  Class 2       0.66%       0.25%         0.98%       1.89%

2. From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers. Including current fee waivers , Total Fund Operating Expenses are estimated to be 1.26%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:            Class 2
1 year             $192
3 years            $594
5 years            $1,021
10 years           $2,212

FUND FACTS:

Goal:

o        Long-Term Capital Growth

Principal Investment:

o        Common Stocks of All Market Capitalizations

Class of Shares Offered in this Prospectus:
o        Class 2

Investment Advisor:

o         Evergreen Investment Management Company, LLC

Portfolio Managers:

o        By Teams

Dividend Payment Schedule:

o        Annually

VA Masters Fund

investment Goal

The Fund seeks long-term capital growth.

investment Strategy

The Fund's investment program is based on the Manager of Managers strategy of Evergreen Investment Management Company, LLC ("EIMC") which allocates the Fund's portfolio assets on an approximately equal basis among itself and three sub-advisors -- each of which employs a different investment style.

EIMC's segment of the portfolio will primarily be invested in equity securities of U.S. and foreign companies (i.e., companies whose market capitalizations fall within the range tracked by the S&P MidCap 400 Index, at the time of purchase). In addition, EIMC's segment of the portfolio will seek to maintain a weighted average market capitalization that falls within the range of the S&P MidCap 400 Index. The Fund's current sub-advisors are:

    MFS Institutional Advisors, Inc. (MFS)
    OppenheimerFunds, Inc. (Oppenheimer)
     Putnam Investment Management, LLC (Putnam)

MFS manages its segment of the portfolio by primarily investing in equity securities of companies with market capitalizations falling within the range of the Russell Midcap Growth Index at the time of the Fund's investment. Such companies generally would be expected to show earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation, and would have the products, management and market opportunities which are usually necessary to continue sustained growth. MFS may invest up to 25% (and generally expects to invest between 0% and 10%) of its segment of the Fund's assets in foreign securities (not including American Depositary Receipts), which are not traded on a U.S. exchange. MFS will use a growth-oriented investment strategy.

Oppenheimer manages its segment of the portfolio by investing primarily in equity securities of those companies with market capitalizations over $5 billion; however, Oppenheimer may, when it deems advisable, invest in the equity securities of mid-cap and small-cap companies. In purchasing portfolio securities, Oppenheimer may invest without limit in foreign securities. Oppenheimer will use a blended growth- and value-oriented investment strategy.

Putnam's segment of the portfolio will primarily be invested in equity securities of U.S. and foreign issuers with market capitalizations of $3 billion or more. In the evaluation of a company, more consideration is given to growth potential than to dividend income. Putnam will use a growth-oriented investment strategy.

The "growth" style of investing emphasizes investments in stocks of companies which the Fund's sub-advisor believes have anticipated earnings ranging from steady to accelerated growth. The "value" style of investing emphasizes investments in stocks of companies which the Fund's sub-advisor believes are undervalued. One or a blend of both of these investment styles will be applied by the sub-advisors to the segment of the Fund's portfolio for which that sub-advisor is responsible.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Foreign Investment Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 1 shares of the Fund in each calendar year since the Class 1 shares' inception on 1/29/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 1 Shares (%)1

2000               2001
 -3.06             -15.84

Best Quarter:         4th Quarter 2001         +15.94%1
Worst Quarter:        3rd Quarter 2001         -22.34%1

The next table lists the Fund's average annual total return for Class 1 over the past year and since inception . This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500) and the S&P 400 Mid Cap Index (S&P 400). The S&P 500 is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. The S&P 400 is an unmanaged market value index measuring the performance of the mid-sized company segment of the U.S. market consisting of 400 domestic stocks chosen for market size, liquidity and industry group representation. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest in an index.

Average Annual Total Return
(for the period ended 12/31/2001) 1

                                                   Performance
             Inception             5               Since
                Date      1 year   year   10 year  Inception
Class 1      01/29/1999  -15.84%   N/A    N/A      1.41%
S&P 500                  -11.87%   N/A    N/A      -2.43%
S&P 400                  -0.62%     NA     N/A      12.06%

1. Since Class 2 has no previous operating history, the performance shown is for Class 1, which is not offered in this prospectus. The performance of Class 2 would differ only to the extent that the classes do not have the same expenses or sales charges. The returns shown above do not include the effects of Rule 12b-1 fees, as Class 1 does not pay Rule 12b-1 fees. The 12b-1 fees are 0.25% for Class 2. If Class 2 had been in existence for the periods presented above, its returns would have been lower.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are estimated based on the Fund's fiscal year ending 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


                 Management                         Total
                    Fees                            Fund
                                         Other      Operating
                              12b-1Fees  Expenses   Expenses2
    Class 2         0.87%       0.25%          0.19%      1.31%

1. From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are estimated to be 1.25%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:            Class 2
1 year             $133
3 years            $ 415
5 years            $ 718
10 years           $ 1,579

FUND FACTS:

Goal:

o        Long-Term Capital Growth

Principal Investment:

o        U.S. Common Stocks of All Market Capitalizations

Class of Shares Offered in this Prospectus:
o        Class 2

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Portfolio Managers:

o        By Team

Dividend Payment Schedule:

o        Annually

VA Omega Fund

investment Goal

The Fund seeks long-term capital growth.

investment Strategy

The Fund invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. The Fund's portfolio managers employ a growth style of equity management. "Growth" stocks are stocks of companies that the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth. The portfolio managers' active style of portfolio management may lead to high portfolio turnover, but that will not limit the portfolio managers' investment decisions.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 1 shares of the Fund in each calendar year since the Class 1 shares' inception on 3/6/1997. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 1 Shares (%)1
1998           1999          2000         2001
22.25          47.24         -12.46       -14.79

Best Quarter:        4th Quarter 1999         +29.99%1
Worst Quarter:       4th Quarter 2000         -25.00%1

The next table lists the Fund's average annual total return for Class 1 over the past year and since inception . This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 1000(R) Growth Index (Russell 1000 Growth), an unmanaged market capitalization-weighted index measuring the performance of those Russell 1000 companies with higher price-to-book ratios and forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2001) 1
                                                   Performance
             Inception                     10      Since
                Date      1 year   5 year   year   Inception
Class 1      03/06/1997  -14.79%   N/A     N/A     8.63%
Russell 1000 Growth      -20.42%   N/A     N/A     7.21%

1. Since Class 2 has no previous operating history, the performance shown is for Class 1, which is not offered in this prospectus. The performance of Class 2 would differ only to the extent that the classes do not have the same expenses or sales charges. The returns shown above do not include the effects of Rule 12b-1 fees, as Class 1 does not pay Rule 12b-1 fees. The 12b-1 fees are 0.25% for Class 2. If Class 2 had been in existence for the periods presented above, its returns would have been lower.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are estimated based on the Fund's fiscal year ending 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                  Management                                   Total Fund
                     Fees                          Other        Operating
                                  12b-1Fees      Expenses       Expenses
    Class 2          0.52%          0.25%          0.20%          0.97%

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES
After:            Class 2
1 year             $99
3 years            $309
5 years            $536
10 years           $1,190

FUND FACTS:

Goal:

o        Capital Growth

Principal Investment:

o        Small-Cap U.S. Common Stocks

Class of Shares Offered in this Prospectus:
o        Class 2

Investment Advisor:

o         Evergreen Investment Management Company, LLC

Portfolio Managers:

o        By Team

Dividend Payment Schedule:

o        Annually

VA Small Cap Value Fund

investment Goal

The Fund seeks capital growth in the value of its shares.

investment Strategy

 The Fund normally invests at least 80% of its assets in common stocks of small U.S. companies (i.e., companies whose market capitalizations within the range tracked by the Russell 2000(R) Index, at the time of purchase). In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 2000(R) Index. The remaining 20% of the Fund's assets may be represented by cash or invested in various cash equivalents or common stocks of any market capitalization. The Fund's portfolio managers seek to limit the investment risk of small company investing by seeking stocks that trade below what the portfolio managers consider their intrinsic value. The Fund's portfolio managers look specifically for various growth triggers, or catalysts, that will bring the stock's price into line with its actual or potential value, such as new products, new management, changes in regulation and/or restructuring potential.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 1 shares of the Fund in each calendar year since the Class 1 shares' inception on 5/1/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 1 Shares (%)1

1999             2000        2001
12.07            20.71       18.11

Best Quarter:         4th Quarter 2001          +22.32%1
Worst Quarter:        3rd Quarter 2001          -14.15%1

The next table lists the Fund's average annual total return for Class 1 over the past year and since inception . This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 2000(R) Index (Russell 2000) and the Russell 2000(R) Value Index (Russell 2000 Value). The Russell 2000(R) Index is a market capitalization-weighted index measuring the performance of the 2000 smallest companies in the Russell 3000(R) Index, representing approximately 10% of the total market capitalization of the Russell 3000(R) Index. The Russell 2000 Value is an unmanaged, market capitalization-weighted index measuring the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest in an index.

Average Annual Total Return

(for the period ended 12/31/2001) 1
                                                   Performance
             Inception                             Since
                Date     1 year  5 year  10 year   Inception
             05/01/1998  18.11%  N/A     N/A       12.73%
Class 1
Russell 2000             2.49%   N/A     N/A       1.64%
Russell 2000 Value       14.02%  N/A     N/A       4.75%

1. Since Class 2 has no previous operating history, the performance shown is for Class 1, which is not offered in this prospectus. The performance of Class 2 would differ only to the extent that the classes do not have the same expenses or sales charges. The returns shown above do not include the effects of Rule 12b-1 fees, as Class 1 does not pay Rule 12b-1 fees. The 12b-1 fees are 0.25% for Class 2. If Class 2 had been in existence for the periods presented above, its returns would have been lower.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are estimated based on the Fund's fiscal year ending 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


               Management                         Total
                  Fees                            Fund
                                      Other       Operating
                            12b-1Fees  Expenses   Expenses2
  Class 2       0.87%       0.25%        0.20%       1.32%


2. From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers. Including current fee waivers. Total Fund Operating Expenses are estimated to be 1.25%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES
After:            Class 2
1 year             $134
3 years            $418
5 years            $723
10 years           $1,590

FUND FACTS:

Goal:

o        Capital Growth

Principal Investment:

o        Common Stocks of Small Companies

Class of Shares Offered in this Prospectus:
o        Class 2

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Portfolio Managers:

o        By Team

Dividend Payment Schedule:

o        Annually

VA Special Equity Fund

investment Goal

The Fund seeks capital growth.

investment Strategy

The Fund normally invests at least 80% of its assets in common stocks of small U.S. companies (i.e., companies whose market capitalizations fall within the range tracked by the Russell 2000(R) Index, at the time of purchase). In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 2000(R) Index. Although the Fund intends, under normal circumstances, to be fully invested in common stocks of small U.S. companies, the remaining 20% of the Fund's assets may be represented by cash or invested in various cash equivalents. The Fund's portfolio managers select stocks of companies which they believe have the potential for accelerated growth in earnings and price.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices".

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 1 shares of the Fund in the calendar years since the Class 1 shares' inception on 9/29/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 1 Shares (%)1

2000           2001
-8.34          -8.11

Best Quarter:         1st Quarter 2000          +14.29%1
Worst Quarter:        1st Quarter 2001          -14.23%1


The next table lists the Fund's average annual total return for Class 1 over the past year and since inception . This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 2000(R) Growth Index (Russell 2000 Growth), an unmanaged market capitalization-weighted index measuring the performance of the 2000 smallest U.s. companies in the Russell 3000(R) Index, representing approximately 10% of the total market capitalization of the Russell 3000(R) Index.. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest in an index.

Average Annual Total Return

(for the period ended 12/31/2001) 1

                                                   Performance
            Inception                              Since
              Date      1 year  5 year   10 year   Inception
Class 1    09/29/1999   -8.11%  N/A     N/A        0.02%
Russell 2000 Growth     -9.23%  N/A     N/A        -2.75%

1. Since Class 2 has no previous operating history, the performance shown is for Class 1, which is not offered in this prospectus. The performance of Class 2 would differ only to the extent that the classes do not have the same expenses or sales charges. The returns shown above do not include the effects of Rule 12b-1 fees, as Class 1 does not pay Rule 12b-1 fees. The 12b-1 fees are 0.25% for Class 2. If Class 2 had been in existence for the periods presented above, its returns would have been lower.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are estimated based on the Fund's fiscal year ending 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


                   Management                      Total
                      Fees                          Fund
                                         Other      Operating
                                12b-1Fees Expenses   Expenses2

     Class 2          0.92%     0.25%     0.23%      1.40%


1. From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are estimated to be 1.28%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:            Class 2
1 year             $143
3 years            $443
5 years            $766
10 years           $1,680

FUND FACTS:

Goals:

o        High Current Income
o        Capital Growth

Principal Investments:

o        Domestic High Yield, High Risk Bonds
o        Foreign Debt Securities
o        U.S. Government Securities

Class of Shares Offered in this Prospectus:
o        Class 2

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Portfolio Managers:

o        By Team

Dividend Payment Schedule:

o        Annually

VA Strategic Income Fund

investment Goal

The  Fund  seeks  high  current   income  from  interest  on  debt   securities.
Secondarily, the Fund considers potential for growth of capital in selecting securities.

investment Strategy

The Fund intends to allocate its assets principally between domestic high yield, high risk bonds and debt securities (which may be denominated in U.S. dollars or in non-U.S. currencies) of foreign governments and foreign corporations. In addition, the Fund will, from time to time, allocate a portion of its assets to U.S. government securities, including zero-coupon U.S. Treasury securities, asset-backed securities, such as mortgage-backed securities and money market instruments. This allocation will be made on the basis of the portfolio manager's assessment of global opportunities for high income and high investment return. From time to time, the Fund may invest 100% of its assets in either U.S. or foreign securities. While the Fund may invest in securities of any maturity, it is currently expected that the Fund will not invest in securities with maturities of more than 30 years. The Fund's portfolio managers take an aggressive approach to investing but seek to control risk through diversification, credit analysis, economic analysis, interest rate forecasts and review of sector and industry trends.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Interest Rate Risk
o        Credit Risk
o        Foreign Investment Risk

The Fund is subject to the risks associated with investing in below investment grade bonds. These bonds are commonly referred to as "high yield" or "junk" bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.

In addition, the Fund may also be subject to the risks associated with investing in mortgage-backed and other asset-backed securities. Asset-backed securities are created by the grouping of certain government-related loan, automobile and credit card receivables and other lender assets, such as mortgages, into pools. Interests in these pools are sold as individual securities. Because the loans held in the asset pool often may be prepaid without penalty or premium, asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment of mortgages may expose the Fund to a lower rate of return when it reinvests the principal. Prepayment risks in mortgage-backed securities tend to increase during periods of declining interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates.


For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 1 shares of the Fund in each calendar year since the Class 1 shares' inception on 3/6/1997. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's returns have varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 1 Shares (%)1
1998           1999        2000        2001
5.91           1.64        -0.69       6.21

Best Quarter:         4th Quarter 2001          +4.01%1
Worst Quarter:        1st Quarter 2000          -1.78%1

The next table lists the Fund's average annual total return for Class 1 over the past year and since inception . This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Lehman Brothers Aggregate Bond Index (LBABI), an unmanaged, fixed income index covering the U.S. investment grade fixed-rate bond market, including U.S. government and U.S. government agency securities, corporate securities, and asset-backed securities. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2001) 1
                                                   Performance
             Inception                             Since
                Date     1 year  5 year  10 year   Inception
Class 1     03/06/1997  6.21%   N/A     N/A       3.77%
LBABI                    8.44%   N/A     N/A       7.57%

1. Since Class 2 has no previous operating history, the performance shown is for Class 1, which is not offered in this prospectus. The performance of Class 2 would differ only to the extent that the classes do not have the same expenses or sales charges. The returns shown above do not include the effects of Rule 12b-1 fees, as Class 1 does not pay Rule 12b-1 fees. The 12b-1 fees are 0.25% for Class 2. If Class 2 had been in existence for the periods presented above, its returns would have been lower.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are estimated based on the Fund's fiscal year ending 12/31/2002. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


               Management                         Total
                  Fees                            Fund
                                        Other     Operating
                             12b-1Fees  Expenses   Expenses

  Class 2       0.51%          0.25%      0.30%      1.06%

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES
After:            Class 2
1 year             $ 108
3 years            $ 337
5 years            $ 585
10 years           $ 1,294

THE FUNDS' investment advisor

An investment advisor manages a Fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a wholly owned subsidiary of Wachovia Corporation (Wachovia), formerly First Union Corporation, the fourth largest bank holding company in the United States, with over $319.9 billion in consolidated assets as of 3/31/2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $96.6 billion in investment assets for 101 of the Evergreen Funds and Wachovia Funds as of 3/31/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year end 12/31/2001, the aggregate advisory fee paid to the investment advisor by each Fund was as follows:

                                         % of the Fund's
                                       average net assets

VA Blue Chip Fund                            0.61%
VA Capital Growth Fund                       0.80%
VA Equity Index Fund1                        0.08%
VA Foundation Fund                           0.75%
VA Fund                                      0.75%
VA Global Leaders Fund                       0.72%
VA Growth and Income Fund                    0.75%
VA International Growth Fund                 0.03%
VA Masters Fund                              0.81%
VA Omega Fund                                0.52%
VA Small Cap Value Fund                      0.80%
VA Special Equity Fund1                      0.80%
VA Strategic Income Fund                     0.51%

1. Effective May 11, 2001, the investment advisory contract for the Fund was transferred to EIMC. There were no changes in advisory fee rates.


THE FUNDS' sub-advisors

Tattersall Advisory Group, Inc. (TAG) is the sub-advisor to VA Foundation Fund. TAG manages the fixed income portion of the Fund. There is no additional charge to the Fund for the services provided by TAG. TAG has been managing fixed income accounts since 1976 and manages over $7.9 in assets for 10 of the Evergreen Funds and Wachovia Funds as of 3/31/2002. TAG is located at 6802 Paragon Place, Suite 200, Richmond, Virginia 23230.

EIMC pays a portion of its advisory fee to TAG for its services.

Pilgrim Baxter Value Investors, Inc. (Pilgrim Baxter) is the sub-advisor to the Fund. Pilgrim Baxter manages the day-to-day investment operations of the Fund. There is no additional charge to the Fund for the services provided by Pilgrim Baxter. Pilgrim Baxter is located at 1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087.

For the fiscal year ended 12/31/2001, the fee paid to Pilgrim Baxter by EIMC as a percentage of VA Capital Growth Fund's average daily net assets was 0.20%.

MFS Institutional Advisors, Inc. (MFS) OppenheimerFunds, Inc. (Oppenheimer), and Putnam Investment Management, LLC (Putnam) are each sub-advisors to a portion of VA Masters Fund.

Subject to the supervision of EIMC, each sub-advisor manages a segment of the Fund's portfolio in accordance with the Fund's investment objective and policies, makes investment decisions for the segment, and places orders to purchase and sell securities for the segment. EIMC also manages a segment of the Masters Fund's portfolio. The Fund pays no direct fees to any of the sub-advisors. Additional information about each sub-advisor is as follows:

MFS, 500 Boylston Street, Boston, Massachusetts 02116, is America's oldest mutual fund organization. As of 3/31/2002, MFS managed more than $138 billion on behalf of more than 6 million investor accounts.

Oppenheimer, 498 7th Avenue, New York, New York 10018, has operated as an investment advisor since 1960. As of 3/31/2002, Oppenheimer and its subsidiaries and affiliates managed more than $130 billion in assets, including more than 60 mutual funds having more than $6.3 million shareholder accounts.

Putnam, One Post Office Square, Boston, Massachusetts 02109, has been managing mutual funds since 1937. As of 3/31/2002, Putnam and its affiliates managed more than $313 billion of assets for over 14 million shareholder accounts.

Through an exemptive order received from the Securities and Exchange Commission, EIMC has ultimate responsibility (subject to oversight by the Board of Trustees) to oversee VA Masters Fund's sub-advisors and recommend the hiring, termination and replacement of unaffiliated sub-advisors without receiving prior shareholder approval. However, shareholders will be notified in the event there has been a replacement of one of the sub-advisors. In addition, the exemptive order permits the disclosure of fees paid to unaffiliated sub-advisors on an aggregate basis only.

For  the  fiscal  year  ended  12/31/2001,   the  aggregate  fees  paid  to  the
sub-advisors by EIMC, as a percentage of VA Masters Fund's average net assets, was 0.50%.

THE FUNDS' PORTFOLIO MANAGERS

VA Blue Chip Fund
VA Omega Fund

Each  Fund  is  managed   individually   by  a  team  of  portfolio   management
professionals from EIMC's Large Cap Core Growth team, with team members responsible for various sectors.

VA Capital Growth Fund

The Fund is managed by a team of portfolio management professionals from Pilgrim Baxter, with team members responsible for various sectors.

VA Equity Index Fund

The Fund is managed by a team of portfolio management professionals from EIMC's Global Structured Products team, with team members responsible for various sectors.

VA Fund
VA Growth and Income Fund

Each Fund is co-managed individually by two of EIMC's teams of portfolio management professionals - the Large Cap Value team and the Large Cap Core Growth team, with team members responsible for various sectors.

VA Foundation Fund

The equity portion of the Fund is co-managed by two of EIMC's teams of portfolio management professionals - the Large Cap Growth team and the Large Cap Value team, with team members responsible for various sectors.

The fixed income portion of the Fund is managed by a team of fixed income portfolio management professionals of TAG, with team members responsible for various fixed income sectors.

VA Global Leaders Fund

The Fund is co-managed by two of EIMC's teams of portfolio management professionals - the Large Cap Core Growth team and the International team, with team members responsible for various sectors.

VA Growth Fund

The Fund is managed by a team of portfolio management professionals from EIMC's Small Cap Growth team, with team members responsible for various sectors.

VA High Income Fund
VA Strategic Income Fund

Each  Fund  is  managed   individually   by  a  team  of  portfolio   management
professionals from EIMC's High Yield Bond team, with team members responsible for various sectors.

VA International Growth Fund

The Fund is managed by a team of portfolio management professionals from EIMC's International team, with team members responsible for various sectors.

VA Masters Fund

The Fund is managed utilizing a team of investment professionals. These include:

o        Evergreen Large Cap Core Growth Team
o        MFS Team
o        Oppenheimer Team
o        Putnam Team

Manager Oversight - EIMC has appointed a committee of investment personnel which is primarily responsible for overseeing the sub-advisors of the Masters Fund. EIMC has ultimate responsibility for the investment performance of the Fund.

EIMC continuously monitors the performance and investment styles of the Fund's sub-advisors and from time to time may recommend changes of sub-advisors based on factors such as changes in a sub-advisor's investment style or a departure by a sub-advisor from the investment style for which it had been selected, a deterioration in a sub-advisor's performance relative to that of other investment management firms practicing a similar style, or adverse changes in its ownership or personnel.

One segment may be larger or smaller at various times than other segments, but EIMC will not reallocate assets among the segments to reduce these differences in size until the assets allocated to one sub-advisor either exceed 35% or are less than 15% of the Fund's average daily net assets for a period of three consecutive months. In such event the investment advisor may, but is not obligated to, reallocate assets among sub-advisors to provide for a more equal distribution of the Fund's assets.

VA Small Cap Value Fund

The Fund is managed by a team of portfolio management professionals from EIMC's Small Cap Value team, with team members responsible for various sectors.

VA Special Equity Fund

The Fund is managed by a team of portfolio management professionals from EIMC's Quantitative Equity team, with team members responsible for various sectors.

Calculating The Share Price

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

Certain Funds may invest in foreign securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund may change on days when investors will not be able to purchase or redeem the Fund's shares.

Participating insurance companies

The Funds were organized to serve as investment vehicles for separate accounts funding variable annuity contracts and variable life insurance policies issued by certain life insurance companies. The Funds do not currently foresee any disadvantages to the holders of the contracts or policies arising from the fact that the interests of holders of those contracts or policies may differ due to the difference of tax treatment and other considerations. Nevertheless, the Board of Trustees has established procedures for the purpose of identifying any irreconcilable material conflicts that may arise and to determine what action, if any, would be taken in response thereto. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by the participating insurance companies. The Evergreen Variable Annuity Trust assumes no responsibility for such prospectuses.

How To Buy AND REDEEM Shares

Investors may not purchase or redeem shares of the Funds directly, but only through variable annuity contracts or variable life insurance policies offered through separate accounts of participating insurance companies. Investors should refer to the prospectus of the variable annuity contracts or variable life insurance policies for information on how to purchase such contracts or policies, how to select specific Evergreen Variable Annuity Funds as investment options for the contracts or policies and how to redeem funds or change investment options.

The separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Funds based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectus describing the variable annuity contracts or variable life insurance policies issued by the participating insurance companies) to be effected on that day pursuant to the contracts or policies.

Timing of Proceeds

Normally, we will send redemption proceeds on the next business day after we receive a request; however, we reserve the right to wait up to seven business days to redeem any investments.

Other Services

Automatic Reinvestment of Distributions

For  the  convenience  of  investors,   all  dividends  and  capital  gains  are
distributed to the separate accounts of participating insurance companies and are automatically reinvested, unless requested otherwise.

The Tax Consequences of Investing in the fundS

Fund Distributions

Each Fund passes along the net income or profits it receives from its investments. The Funds expect that any distributions to separate accounts will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or variable life insurance policy.

oDividends. Each Fund pays an annual dividend from the dividends, interest and other income on the securities in which it invests.

oCapital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year.

For a discussion of the tax consequences of variable annuity contracts or variable life insurance policies, refer to the prospectus of the variable annuity contract or variable life insurance policies offered by the participating insurance company. Variable annuity contracts or variable life insurance policies purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends and capital appreciation without current federal income tax liability to the owner. Depending on the variable annuity contract or variable life insurance policies, distributions from the contract or policy may be subject to ordinary income tax and, in addition, a 10% penalty tax on distributions before age 59 1/2. Only the portion of a distribution attributable to income on the investment in the contract is subject to federal income tax. Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.

fEES and Expenses OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees

The Trustees of the Evergreen Funds have approved a policy to assess 12b-1 fees for Class 2 shares. Up to 0.25% of the average daily net assets of Class 2 shares may be payable as 12b-1 fees; however, all or a portion of the 12b-1 fees may be voluntarily waived from time to time. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Funds to the public. The Funds may use the 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are "invisible," investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: (i) your total return in the Fund is reduced in direct proportion to the fees; (ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and
(iii) a Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share class of VA Capital Growth Fund - how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. Since Class 2 shares have not commenced operations as of the date of this prospectus, no financial information is available for any of the Funds (except for VA Capital Growth Fund). The tables for the Fund have been derived from financial information audited by KPMG LLP, the Fund's independent auditors. For a more complete picture of the Funds' financial statements, please see the Fund's Annual Report as well as the SAI.

VA Capital Growth Fund (a)

                          Year Ended December 31,
                          2001                2000                1999                 1998 (b)
Net asset value,          $ 16.43             $ 14.42             $ 13.58              $ 12.50
beginning of period
Income from investment
operations
Net investment income     0.03                0.10                0.01                 0.03
Net realized and          - 2.16              2.37                0.87                 1.05
Total from investment     - 2.13              2.47                0.88                 1.08

Distributions to
shareholders from

Net investment income     - 0.08              - 0.01              - 0.02               0
Net realized gains        - 0.18              - 0.45              - 0.02               0
Total distributions to    - 0.26              - 0.46              - 0.04               0

Net asset value, end of   $ 14.04             $ 16.43             $ 14.42              $ 13.58
period
Total return*             - 12.95 %           17.69 %             6.50 %               8.64 %
Ratios and supplemental
data
Net assets, end of        $ 49,900            $ 36,975            $ 28,377             $ 20,142
period (thousands)
Ratios to average net
assets

Expenses++                1.04 %              1.03 %              1.18 %               1.05 %+
Net investment income     0.42 %              0.73 %              0.06 %               0.50 %+
Portfolio turnover rate   150 %               79 %                87 %                 54 %

(a) Effective February 1, 2000, shareholders of Mentor VIP Capital Growth Portfolio became owners of that number of full and fractional shares of Evergreen VA Capital Growth Fund. As Mentor VIP Capital Growth Portfolio contributed the majority of assets and shareholders to the Evergreen VA Capital Growth Fund, its accounting and performance history has been carried forward.

(b) For the period from March 3, 1998 (commencement of operations) to December 31, 1998.

* Total return does not reflect charges attributable to your insurance company's separate account.

++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

+ Annualized.

OTHER FUND PRACTICES
The Funds may invest in futures and options which are forms of derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of derivatives. Such practices are used to hedge a Fund's portfolio, to protect against changes in interest rates, to adjust a portfolio's duration, to maintain a Fund's exposure to its market, to manage cash or to attempt to increase income. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility. The VA Equity Index Fund may also use options and futures as a substitute for the sale or purchase of securities in the S&P 500 Index.

The Funds may borrow money, an investment practice typically used only for temporary or emergency purposes, such as meeting redemptions. Although not a principal investment practice, VA High Income Fund may also use borrowing to purchase additional securities. Borrowing is a form of leverage that may magnify a Fund's gain or loss. When a Fund has borrowed money for leverage and its investments increase or decrease in value, its NAV will normally increase or decrease more than if it had not borrowed money for this purpose. The interest that the Fund must pay on borrowed money will reduce its net investment income and may also either offset any potential capital gains or increase losses. VA High Income Fund currently intends to use leverage in order to adjust the dollar-weighted average duration of the portfolio.

The Funds may lend their securities. Lending securities may cause the Fund to lose the opportunity to sell these securities at the most desirable price and, therefore, lose money.

While not principal investment strategies, the VA Blue Chip Fund may invest up to 20% and the VA Foundation Fund and VA Omega Fund may each invest up to 25% (however each Fund's current intention is to invest no more than 10%, 10% and 15%, respectively), VA Capital Growth Fund may invest up to 15%, each of the VA Equity Index Fund and VA Special Equity Fund may invest up to 10%, respectively, in foreign securities.

If a Fund invests in non-U.S. securities it will be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of and dividend yield and total return earned on your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the dividend yield, total return earned on and the value of your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

VA High Income Fund may enter into interest rate swaps and other interest rate transactions, such as interest rate caps, floors and collars, in an attempt to protect the value of its portfolio from interest rate fluctuations and to adjust the interest rate sensitivity of its portfolio. The Fund intends to use the interest rate transactions as a hedge and not as a speculative investment. The Fund's ability to engage in certain interest rate transactions may be limited by tax considerations. The use of interest rate swaps and other interest rate transactions is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. See "Swaps, Caps, Floors and Collars" in the SAI.

Generally, the portfolio managers of VA Fund, VA Growth Fund, VA International Growth Fund, VA High Income Fund, VA Omega Fund, VA Special Equity Fund and VA Strategic Income Fund, do not take portfolio turnover into account in making investment decisions. This means a Fund could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Fund and its shareholders. It may also result in a Fund realizing greater net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.

Although not a principal strategy, VA International Growth Fund may invest in debt securities, including up to 10% of its assets in below investment grade debt securities. A Fund which uses this kind of investment strategy is subject to the "Interest Rate Risk" and "Credit Risk" discussed in the "Overview of Fund Risks" on page 2. Below investment grade bonds are commonly referred to as "junk" bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.

Although not a principal strategy, Putnam's segment of VA Masters Fund may invest in non-convertible debt securities which offer the opportunity for capital growth.


Please consult the SAI for more information regarding these and other investment practices used by the Funds, including risks.

                                      Notes

                                 Evergreen Funds

Institutional Money Market Funds
Cash Management Money Market Fund
Institutional 100% Treasury Money Market Fund
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Prime Cash Management Money Market Fund

Money Market Funds
California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

State Municipal Bond Funds
Connecticut Municipal Bond Fund
Florida High Income Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Intermediate Term Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and Intermediate Term Bond Funds
Adjustable Rate Fund
Limited Duration Fund
Short Intermediate Bond Fund

Intermediate and Long Term Bond Funds
Core Bond Fund
Diversified Bond Fund
Fixed Income Fund II
High Yield Bond Fund
Select High Yield Bond Fund
Strategic Income Fund
U.S. Government Fund

Balanced Funds
Balanced Fund
Foundation Fund
Select Balanced Fund
Tax Strategic Foundation Fund

Growth and Income Funds
Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Small Cap Value Fund
Strategic Value Fund
Value Fund

Domestic Growth Funds
Aggressive Growth Fund
Capital Growth Fund
Core Equity Fund
Evergreen Fund
Emerging Growth Fund
Growth Fund
Large Company Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Select Small Cap Growth Fund
Select Strategic Growth Fund
Special Equity Fund
Special Values Fund
Stock Selector Fund
Tax Strategic Equity Fund

Sector Funds
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Global and International Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Growth Fund
Precious Metals Fund

Variable Annuity
VA Blue Chip Fund
VA Capital Growth Fund
VA Equity Index Fund
VA Fund
VA Foundation Fund
VA Global Leaders Fund
VA Growth Fund
VA Growth and Income Fund
VA High Income Fund
VA International Growth Fund
VA Masters Fund
VA Omega Fund
VA Small Cap Value Fund
VA Special Equity Fund
VA Strategic Income Fund

                              QUICK REFERENCE GUIDE

1.   Information Line for Hearing and Speech Impaired (TTY/TDD)
     Call 1.800.343.2888
     Monday through Friday, 8 a.m. to 6 p.m. Eastern time

2.   Write us a letter
     Evergreen Funds
     P.O. Box 8400
     Boston, MA  02266-8400
     o for general correspondence



3.   For express, registered or certified mail
     Evergreen Funds
     66 Brooks Drive, Suite 8400
     Braintree, MA 02184-3800

4.   Visit us on-line
     EvergreenInvestments.com

     For More Information About the Evergreen Variable Annuity Funds, Ask for:
     The Funds' most recent Annual or Semi-annual Reports, which contain a complete financial accounting for each Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio managers. These Reports discuss the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

     The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

     For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.847.5397or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

     Information about these Funds (including the SAI) is also available on the SEC's Internet web site at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-6009, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016

                                                      Sec File No.: 811-08716
                                                      XXXXXX (7/02)

                        EVERGREEN VARIABLE ANNUITY TRUST

                                     PART C

                               OTHER INFORMATION



Item 23.       Exhibits

Exhibit
Number         Description                               Location
-------        -----------                               --------
(a)            Declaration of Trust                       Incorporated by reference to
                                                          Registrant's Post-Effective
                                                          Amendment No. 5 filed on March 20, 1998.

(b)            By-Laws                                    Incorporated by reference to
                                                          Registrant's Post-Effective
                                                          Amendment No. 20 filed on April 25, 2001

(c)            Provisions of instruments                  Incorporated by reference to
               defining the rights of holders             Registrant's Post-Effective
               of the securities being                    Amendment No. 7 filed on June 5, 1998.
               registered are contained in the
               Declaration of Trust Articles II,
               III.(6)(c), VI.(3), IV.(8), V, VI,
               VII, VIII and By-laws Articles II,
               III and VIII

(d)(1)         Investment Advisory and                    Incorporated by reference to
               Management Agreement between the           Registrant's Post-Effective
               Registrant and Evergreen                   Amendment No. 20 filed on April 25, 2001
               Investment Management Company, LLC

(d)(2)         Investment Advisory and Management         To be filed by amendment
               Agreement between the Registrant
               and OFFITBANK

(d)(3)         Interim Sub-Advisory Agreement between     Incorporated by reference to
               Evergreen Investment Management Company,   Registrant's Post-Effective
               LLC and Pilgrim Baxter Value               Amendment No. 20 filed on April 25, 2001
               Investors, Inc.

(d)(4)         Sub-Advisory Agreement between             Incorporated by reference to Registrant's
               Evergreen Investment Management            Post-Effective Amendment No. 23
               Company, LLC and Tattersall Advisory       Filed on April 30, 2002
               Group, Inc. (VA Foundation Fund)

(d)(5)         Form of Portfolio Management Agreement     Incorporated by reference to
               between OppenheimerFunds, Inc. and         Registrant's Post-Effective
               Evergreen Investment Management            Amendment No. 20 filed on April 25, 2001
               Company, LLC

(d)(6)         Form of Portfolio Management Agreement     Incorporated by reference to
               between MFS Institutional Advisors, Inc.   Registrant's Post-Effective
               and Evergreen Investment Management        Amendment No. 20 filed on April 25, 2001
               Company, LLC

(d)(7)         Form of Portfolio Management Agreement     Incorporated by reference to
               between Putnam Investment Management, LLC  Registrant's Post-Effective
               and Evergreen Investment Management        Amendment No. 20 filed on April 25, 2001
               Company, LLC

(e)            Class L shares Principal Underwriting      Incorporated by reference to
               Agreement                                  Registrant's Post-Effective
                                                          Amendment No. 22 filed August 1, 2001
(f)            Not applicable

(g)(1)         Custodian Agreement between the            Incorporated by reference to
               Registrant and State Street Bank           Registrant's Post-Effective
               and Trust Company                          Amendment No. 6 filed on April 28, 1998.

(g)(2)         Letter amendment to Custodian Agreement    To be filed by amendment
               between the Registrant and State Street
               Bank and Trust Company

(h)(1)         Administration Services                    Incorporated by reference to.
               Agreement between Evergreen                Registrant's Post-Effective
               Investment Services, Inc. and              Amendment No. 18 filed on
               the Registrant (VA Blue Chip Fund)         February 3, 2000.

(h)(2)         Letter Amendment to Administration         To be filed by amendment
               Service Agreement between Registrant
               and Evergreen Investment Services,
               Inc. (Evergreen Offit VA Emerging Markets
               Bond Fund and Evergreen Offit VA U.S.
               Government Securities Fund)

(h)(3)         Transfer Agent Agreement                   Incorporated by reference to
               between the Registrant and                 Registrant's Post-Effecive Amendment No. 23
               Evergreen Service Company, LLC             Filed on April 30, 2002

(h)(4)         Letter amendment to Transfer Agent         To be filed by amendment
               Agreement between Registrant and
               Evergreen Service Company, LLC.

(i)(1)         Opinion and Consent of Sullivan            Incorporated by reference to
               & Worcester LLP                            Registrant's Post-Effective
                                                          Amendment No. 5 filed on March 20, 1998.

(i)(2)         Opinion and Consent of Sullivan            Incorporated by reference to
               & Worcester LLP                            Registrant's Post-Effective Amendment No.25
                                                          Filed on July 3, 2002
(j)            Consent of KPMG LLP                        Incorporated by reference to
               (VA Capital Growth Fund, VA Blue Chip      Registrant's Post-Effective Amendment No. 23
               Fund, VA Equity Index Fund, VA Fund,       Filed on April 30, 2002
               VA Foundation Fund, VA Global Leaders
               Fund, VA Growth and Income Fund, VA
               Growth Fund, VA High Income Fund, VA
               International Growth Fund, VA Masters
               Fund, VA Omega Fund, VA Small Cap Value
               Fund, VA Special Equity Fund, VA Strategic
               Income Fund)

(k)            Not applicable

(l)            Not applicable

(m)            Class L shares 12b-1 Distribution Plan   Incorporated by reference to
               between the Registrant and Evergreen     Registrant's Post-Effective
               Distributor, Inc.                        Amendment No. 22 filed on August 1, 2001

(n)            Not applicable

(o)            Multiple Class Plan                      Incorporated by reference to
                                                        Registrant's Post-Effective
                                                        Amendment No. 22 filed on August 1, 2001

(p)(1)         Code of Ethics                           Incorporated by reference to
                                                        Registrant's Post-Effective Amendment No. 23
                                                        Filed on April 30, 2002

(p)(2)         Code of Ethics-                          To be filed by amendment
                OFFITBANK Fund Advisors

(p)(3)         Code of Ethics - MFS Institutional         Incorporated by reference to
               Advisors, Inc. (Sub-advisor to Evergreen   Registrant's Post-Effective
               VA Masters Fund)                           Amendment No. 20 filed on April 25, 2001

(p)(4)        Code of Ethics - OppenheimerFunds, Inc.     Incorporated by reference to
              (Sub-advisor to Evergreen VA Masters Fund)  Registrant's Post-Effective
                                                          Amendment No. 20 filed on April 25, 2001

(p)(5)        Code of Ethics - Putnam Investment          Incorporated by reference to
              Management, LLC (Sub-advisor to Evergreen   Registrant's Post-Effective
              VA Masters Fund)                            Amendment No. 20 filed on April 25, 2001



Item 24.        Persons Controlled by or Under Common Control with
                Registrant.

        None


Item 25.        Indemnification

         Registrant has obtained from a major insurance carrier and trustees and officers liability policy covering certain types of errors and omissions.

         Provisions for the indemnification of the Registrant's Trustee and officers are also contained in the Registrant's Declaration of Trust.

         Provisions for the indemnification of Registrant's Investment Advisors are contained in their respective Investment Advisory and Management Agreements.

         Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in each Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

     Provisions for the indemnification of Evergreen Service Company, LLC, the Registrant's transfer agent, are contained in the Master Transfer and
Recordkeeping   Agreement  between  Evergreen  Service  Company,   LLC  and  the
Registrant.

         Provisions for the indemnification of State Street Bank and Trust Company, the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Company and the Registrant.


Item 26.        Business or Other Connections of Investment Adviser.

         The Directors and principal executive officers of Wachovia Bank, N.A. are:


G. Kennedy Thompson              Chairman, Wachovia Corporation and Wachovia
                                 Bank, N.A.(formerly First Union National Bank),
                                 Chief Executive Officer, President and
                                 Director, Wachovia Corporation and Wachovia
                                 Bank, N.A.

Mark C. Treanor                  Executive Vice President, Secretary &
                                 General Counsel, Wachovia Corporation;
                                 Secretary and Executive Vice President,
                                 Wachovia Bank, N.A.

Robert T. Atwood                 Executive Vice President and Chief Financial
                                 Officer, Wachovia Corporation; Chief
                                 Financial Officer and Executive Vice
                                 President, Wachovia Bank, N.A.

         All of the above  persons are located at the following  address:
Wachovia Bank, N.A., One Wachovia Center, Charlotte, NC 28288-0630.

     The information required by this item with respect to Evergreen Investment Management Company, LLC is incorporated by reference to the Form ADV (File No. 801-8327) of Evergreen Investment Management Company, LLC.


Item 27.        Principal Underwriters.

         Evergreen Distributor, Inc., acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "Fund Complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The   Directors   and   principal   executive   officers  of  Evergreen
Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Dennis Sheehan                     Director, Chief Financial Officer

William J. Tomko                   President

Kevin J. Dell                      Vice President, General Counsel and Secretary


     Messrs. Tomko, Sheehan, Dell and Mangum are located at the following address: Evergreen Distributor, Inc. 90 Park Avenue, New York, New York 10019.

Item 28.        Location of Accounts and Records.

         All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company, LLC and Evergreen Investment Management Company, LLC, all located at 200 Berkeley Street, Boston, Massachusetts 02110

     Wachovia Bank, N.A., One Wachovia Center, 301 S. College Street, Charlotte, North Carolina 28288-0630.

         Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

         State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171


Item 29.        Management Services.

        Not Applicable

Item 30.        Undertakings.

         The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 12th day of July, 2002.

                                             EVERGREEN VARIABLE ANNUITY TRUST


                                             By: /s/ Michael H. Koonce
                                             -----------------------------
                                             Name: Michael H. Koonce
                                             Title: Secretary


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 12th day of July, 2002.

/s/ William M. Ennis                     /s/ Michael H. Koonce             /s/ Carol A. Kosel
-------------------------               -----------------------------     --------------------------------
William M. Ennis*                       Michael H. Koonce                 Carol A. Kosel
President                               Secretary                          Treasurer
 (Chief Operating Officer)                                                 (Principal Financial and
                                                                            Accounting Officer)

/s/ Charles A. Austin, III              /s/ Gerald M. McDonnell           /s/ Leroy Keith, Jr.
----------------------------            -----------------------------     -------------------------------
Charles A. Austin III*                  Gerald M. McDonnell*              Leroy Keith, Jr.*
Trustee                                 Trustee                           Trustee


/s/ K. Dun Gifford                      /s/ William Walt Pettit
-------------------------------         -----------------------------
K. Dun Gifford*                         William Walt Pettit*
Trustee                                 Trustee


/s/ Thomas L. McVerry                   /s/ Michael S. Scofield
------------------------------          --------------------------------
Thomas L. McVerry*                      Michael S. Scofield*
Trustee                                 Chairman of the Board
                                        and Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD
------------------------------          --------------------------------
David M. Richardson*                    Russell A. Salton, III MD*
Trustee                                 Trustee

/s/ Richard J. Shima                    /s/ Richard K. Wagoner
------------------------------          --------------------------------
Richard J. Shima*                       Richard K. Wagoner*
Trustee                                 Trustee


*By: /s/ Maureen E. Towle
-------------------------------
Maureen E. Towle
Attorney-in-Fact


     *Maureen E. Towle, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                INDEX TO EXHIBITS

Exhibit
Number         Exhibit
-------        -------

                                                July 12, 2002



EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Evergreen Variable Annuity Trust (the "Trust")
         Evergreen VA Blue Chip Fund
         Evergreen VA Capital Growth Fund
         Evergreen VA Equity Index Fund
         Evergreen VA Foundation Fund
         Evergreen VA Fund
         Evergreen VA Global Leaders Fund
         Evergreen VA Growth and Income Fund
         Evergreen VA Growth Fund
         Evergreen VA High Income Fund
         Evergreen VA International Growth Fund
         Evergreen VA Masters Fund
         Evergreen VA Omega Fund
         Evergreen VA Small Cap Value Fund
         Evergreen VA Special Equity Fund
         Evergreen VA Strategic Income Fund
         (collectively, the "Funds")
         Post-Effective Amendment No. 26 to Registration Statement Nos. 33-83100/811-08716

Ladies and Gentlemen:

     On behalf of the Evergreen Variable Annuity Trust, a Delaware business trust (the "Registrant"), we submit for filing with this letter pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A (the "Amendment") of the Registrant.

     This Amendment is being filed pursuant to Rule 485(b) under the 1933 Act for the purpose of adding a new share class, Class 2, to each of the series of the Trust (except VA Core Bond Fund) and to make such other non-material changes as the Trust may deem appropriate.

   If you have any questions or would like further information, please call me at (617) 210-3682.

                                                Very truly yours,

                                                /s/ Maureen E. Towle
                                                --------------------
                                                    Maureen E. Towle